[LOGO OF FIDELITY INVESTMENTS]










                                                                Lincoln National
                                                        Equity-Income Fund, Inc.
                                                                   Annual Report
                                                               December 31, 2000

Lincoln National Equity-Income Fund, Inc.

Index

        Commentary

        Statement of Net Assets

        Statement of Operations

        Statements of Changes in Net Assets

        Financial Highlights

        Notes to Financial Statements

        Report of Ernst & Young LLP, Independent Auditors

Lincoln National Equity-Income Fund, Inc.

Managed by: [LOGO OF FIDELITY INVESTMENTS]

The Fund returned 10.6% for the year ended December 31, 2000, while its benchmark, the S&P 500 Index*, returned -9.2% for the same period.

Stock selection in the Finance, Utilities and Energy sectors were positive contributors to performance while stock selection in Durables and Technology were detractors to performance. From a sector level, Technology, Energy and Basic Industries were additive to performance while Durables, Services and Construction Real Estate detracted from performance. From an individual stock perspective, Fannie Mae, Freddie Mac and Mellon Financial all contributed to return, as the environment for financials was favorable. Bell South and AT&T Liberty detracted from performance as long distance companies came under heavy pressure due to increasing pricing competition.



Stephen DuFour

[CHART APPEARS HERE]

This chart illustrates, hypothetically, that $10,000 was invested in the Equity-Income Fund on 1/3/94. As the chart shows, by December 31, 2000, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $29,534. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $32,440. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                  Ended
on investments                         12/31/00
---------------------------------------------------
One Year                               +10.62%
Five Years                             +15.72%
Lifetime(since 1/3/94)                 +16.72%



* Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                              Equity-Income Fund 1

Lincoln National
Equity-Income Fund, Inc.

Statement of Net Assets
December 31, 2000

Investments:
                                          Number            Market
Common Stock:                           of Shares           Value
----------------------------------------------------------------------
Aerospace & Defense: 0.9%
----------------------------------------------------------------------
Boeing                                    75,800        $  5,002,800
Textron                                   56,400           2,622,600
----------------------------------------------------------------------
                                                           7,625,400
Automobiles & Automotive Parts: 2.1%
----------------------------------------------------------------------
Dana                                      42,300             647,719
Navistar International *                 604,900          15,840,819
Paccar                                    30,000           1,477,500
----------------------------------------------------------------------
                                                          17,966,038
Banking: 17.4%
----------------------------------------------------------------------
Bank of America                          125,700           5,766,488
Bank One                                 254,130           9,307,510
Chase Manhattan                          803,600          36,513,575
Citigroup                                167,466           8,551,232
Commerce Bancorp                          18,200           1,244,425
Fleet Boston Financial                   217,300           8,162,330
Mellon Financial                         616,300          30,314,255
PNC Financial Group                      425,700          31,102,706
Synovus Financial                         40,800           1,099,050
Wachovia                                   8,100             470,813
Washington Mutual                        166,500           8,834,906
Wells Fargo                              160,800           8,954,550
----------------------------------------------------------------------
                                                         150,321,840
Buildings & Materials: 0.3%
----------------------------------------------------------------------
Masco                                    104,500           2,684,344
----------------------------------------------------------------------

Cable, Media & Publishing: 4.4%
----------------------------------------------------------------------
AT&T Liberty Media Class A *             826,800          11,213,475
Dow Jones                                 10,400             588,900
E W  Scripps                              30,000           1,886,250
Gannett                                  159,900          10,083,694
McGraw-Hill                               27,300           1,600,463
New York Times                            99,800           3,998,238
Omnicom Group                             16,100           1,334,288
The News                                 115,100           3,711,975
Tribune                                   90,000           3,802,500
----------------------------------------------------------------------
                                                          38,219,783
Chemicals: 2.5%
----------------------------------------------------------------------
Air Products & Chemicals                  48,700           1,996,700
Avery Dennison                             5,100             279,863
Cytec Industries *                        16,200             646,988
Dow Chemical                             132,000           4,834,500
DuPont(E I )deNemours                    218,800          10,570,775
Praxair                                   37,100           1,646,313
Rohm & Haas                               46,300           1,681,269
----------------------------------------------------------------------
                                                          21,656,408
Computers & Technology: 2.5%
----------------------------------------------------------------------
America Online *                          50,500           1,757,400
Dell Computer *                          445,700           7,771,894
Intel                                     29,500             892,375
International Business Machines           24,000           2,040,000
Micron Technology *                       52,300           1,856,650
Microsoft *                              123,700           5,380,950
Pitney Bowes                              21,200             702,250
Sun Microsystems *                        18,800             524,050
Teradyne *                                23,400             871,650
----------------------------------------------------------------------
                                                          21,797,219

                                          Number            Market
                                        of Shares           Value
----------------------------------------------------------------------
Consumer Products: 2.4%
----------------------------------------------------------------------
Gillette                                 160,200        $  5,787,225
Kimberly-Clark                           188,800          13,346,272
Minnesota Mining & Manufacturing          15,100           1,819,550
----------------------------------------------------------------------
                                                          20,953,047
Electronics & Electrical Equipment: 3.4%
----------------------------------------------------------------------
Altera *                                  85,800           2,257,613
Emerson Electric                          50,500           3,980,031
General Electric                         139,600           6,692,075
KLA - Tencor *                            32,700           1,101,580
Motorola                                  19,300             390,825
National Semiconductor *                  18,700             376,338
Novellus Systems *                        28,200           1,013,438
SCI Systems *                            214,600           5,660,075
Solectron *                               96,300           3,264,570
Texas Instruments                          5,300             251,088
Utilicorp United                          36,000           1,116,000
Xilinx *                                  75,300           3,473,213
----------------------------------------------------------------------
                                                          29,576,846
Energy: 13.9%
----------------------------------------------------------------------
BP Amoco PLC - ADR                       135,200           6,472,700
Baker Hughes                             111,200           4,621,750
Constellation Energy Group                20,400             919,275
Cooper Cameron *                          79,300           5,238,756
Diamond Offshore Drilling                 78,900           3,156,000
Dynegy                                   313,490          17,575,033
ENSCO International                       46,000           1,566,875
El Paso Energy                            60,700           4,347,638
Energen                                   18,100             582,594
Enron                                     56,900           4,729,813
Exxon Mobil                              626,300          54,448,955
Global Marine *                           87,000           2,468,625
Nisource                                  20,100             618,075
Noble Drilling *                          21,700             942,594
Schlumberger Limited                     103,900           8,305,506
Smith International *                      8,700             648,694
Weatherford Interntional *                62,400           2,948,400
Xcel Energy                               32,100             932,906
----------------------------------------------------------------------
                                                         120,524,189
Finance: 14.7%
----------------------------------------------------------------------
American Express                          44,500           2,444,719
Fannie Mae                               625,700          54,279,475
Freddie Mac                              448,500          30,890,438
Goldman Sachs Group                       47,000           5,026,063
Lehman Brothers Holdings                  92,400           6,248,550
Merrill Lynch & Company                   64,600           4,404,913
Morgan Stanley Dean Witter               215,800          17,102,150
Schwab (Charles)                         256,350           7,273,931
----------------------------------------------------------------------
                                                         127,670,239
Food, Beverage & Tobacco: 4.6%
----------------------------------------------------------------------
Anheuser Busch                           177,200           8,062,600
Coca Cola                                161,300           9,829,219
ConAgra Foods                             48,100           1,250,600
Fortune Brands                            32,300             969,000
Kellogg                                   27,100             711,375
Philip Morris                            361,700          15,914,800
Quaker Oats                               19,600           1,908,550
UST                                       14,100             395,680
Wrigley, (WM) Jr                           6,700             641,944
----------------------------------------------------------------------
                                                          39,683,768
Healthcare & Pharmaceuticals: 5.4%
----------------------------------------------------------------------
Alpharma Class A                          46,200           2,027,025
Bristol-Myers Squibb                     182,200          13,471,413
Johnson & Johnson                         95,200          10,001,950
McKesson HBOC                             78,000           2,799,420
Merck & Company                          170,600          15,972,425
Schering-Plough                           40,600           2,304,050
----------------------------------------------------------------------
                                                          46,576,283

                              Equity-Income Fund 2

                                          Number            Market
                                        of Shares           Value
----------------------------------------------------------------------
Industrial Machinery: 1.5%
----------------------------------------------------------------------
Applied Materials *                       28,200         $ 1,076,888
Caterpillar                               71,600           3,387,575
Dover                                     93,700           3,800,706
Grainger (W W )                           26,500             967,250
Ingersoll-Rand                            47,200           1,976,500
Pall                                      22,000             468,875
Parker Hannifin                           13,800             608,925
Stanley Works                             16,600             517,713
----------------------------------------------------------------------
                                                          12,804,432
Insurance: 1.2%
----------------------------------------------------------------------
Allstate                                  80,700           3,515,494
American International Group              71,655           7,062,496
----------------------------------------------------------------------
                                                          10,577,990
Leisure, Lodging & Entertainment: 1.1%
----------------------------------------------------------------------
MGM Grand                                 28,500             803,344
McDonald's                               202,800           6,895,200
Walt Disney                               51,100           1,478,705
----------------------------------------------------------------------
                                                           9,177,249
Metals & Mining: 1.1%
----------------------------------------------------------------------
Alcoa                                    174,700           5,852,450
Newmont Mining                            75,900           1,295,044
Phelps Dodge                              33,200           1,852,975
----------------------------------------------------------------------
                                                           9,000,469
Multi Family REITS: 0.4%
----------------------------------------------------------------------
Equity Residential Properties             69,200           3,827,625
----------------------------------------------------------------------

Office/Industrial REITS: 1.2%
----------------------------------------------------------------------
Duke-Weeks Realty                         24,500             603,312
Equity Office Properties Trust           311,400          10,159,425
----------------------------------------------------------------------
                                                          10,762,737
Packing & Containers: 0.6%
----------------------------------------------------------------------
Bemis                                     17,800             597,412
Illinois Tool Works                       69,400           4,133,638
----------------------------------------------------------------------
                                                           4,731,050
Retail: 3.5%
----------------------------------------------------------------------
Albertson's                                3,100              82,150
Best Buy *                                 4,000             118,250
Costco Wholesale *                        29,800           1,190,137
Colgate-Palmolive                        106,400           6,868,120
Dollar General                            32,200             607,775
Federated Department Stores *             38,300           1,340,500
Gap                                      182,700           4,658,850
May Department Stores                     97,700           3,199,675
Safeway *                                 53,500           3,343,750
Target                                   122,000           3,934,500
TJX Companies New                         67,800           1,881,450
Wal-Mart Stores                           30,100           1,599,063
Walgreen                                  33,800           1,413,263
----------------------------------------------------------------------
                                                          30,237,483
Telecommunications: 5.5%
----------------------------------------------------------------------
BellSouth                                678,700          27,784,280
Comcast Special Class A                  247,100          10,316,425
SBC Communications                       207,800           9,922,450
----------------------------------------------------------------------
                                                          48,023,155
Textiles, Apparel & Furniture: 0.4%
----------------------------------------------------------------------
Jones Apparel Group *                     45,100           1,451,655
Nike                                      29,900           1,668,794
----------------------------------------------------------------------
                                                           3,120,449
Transportation & Shipping: 1.5%
----------------------------------------------------------------------
Burlington Northern Santa Fe             238,700           6,758,194
Norfolk Southern                         392,600           5,226,488
United Parcel Service Class B             22,600           1,329,163
----------------------------------------------------------------------
                                                          13,313,845

                                          Number            Market
                                        of Shares           Value
----------------------------------------------------------------------
Utilities: 3.2%
----------------------------------------------------------------------
Allegheny Energy                          26,100        $  1,257,694
American Electric Power                  124,280           5,779,020
Dominion Resources                        34,000           2,278,000
Exelon                                    15,600           1,095,275
Entergy                                   20,500             867,406
FirstEnergy                               30,600             965,812
General Public Utilities                  37,300           1,373,106
Keyspan                                  102,200           4,330,725
Piedmont Natural Gas Company               1,700              64,919
PPL                                       34,300           1,549,931
Reliant Energy                            41,200           1,784,475
Scana                                     18,400             543,950
Southern Energy                          188,100           6,254,325
----------------------------------------------------------------------
                                                          28,144,638
Total Common Stock: 95.7%
(Cost $703,664,610)                                      828,976,526
----------------------------------------------------------------------

Convertible Preferred Stocks:
----------------------------------------------------------------------
Cable, Media & Publishing: 0.3%
----------------------------------------------------------------------
Tribune 2.00%                             33,900           2,932,350
----------------------------------------------------------------------

Chemicals: 0.4%
----------------------------------------------------------------------
Pharmacia ACES 6.50%                      66,500           3,445,531
----------------------------------------------------------------------

Telecommunications: 0.2%
----------------------------------------------------------------------
Qwest Trends 5.75%                        25,300           1,748,863
----------------------------------------------------------------------

Transportation: 1.2%
----------------------------------------------------------------------
Union Pacific Capital Trust 6.25%        228,800          10,753,600
----------------------------------------------------------------------

Total Convertible Preferred Stock: 2.1%
(Cost $18,253,976)                                        18,880,344
----------------------------------------------------------------------

                                        Par
Convertible Bonds:                      Amount
----------------------------------------------------------------------
Telecommunications: 0.5%
----------------------------------------------------------------------
Liberty Media
3.75%, 2/15/30                        $4,110,000           2,352,975
4.00%, 11/15/29                          310,000             206,150
Ntl
5.75%, 12/15/09                        1,390,000             675,887
Nextel Communications
5.25%, 1/15/10                           860,000             629,950
----------------------------------------------------------------------

Total Convertible Bonds: 0.2%
(Cost $5,045,975)                                          3,864,962
----------------------------------------------------------------------

Repurchase Agreement:
----------------------------------------------------------------------
State Street Bank and Trust Co.
Repurchase Agreement, dated 12/29/00, 5.51%,
maturing 1/2/01, collateralized by $8,575,000
U.S. Treasury Bond, 11.25%, 2/15/15,
market value $13,795,151              13,522,000          13,522,000
----------------------------------------------------------------------

Total Repurchase Agreement: 1.6%
(Cost $13,522,000)                                        13,522,000
----------------------------------------------------------------------

                              Equity-Income Fund 3

                                                       Market
                                                       Value
----------------------------------------------------------------------
Total Investments: 99.9%
(Cost $740,486,561)                                    $865,243,832
----------------------------------------------------------------------

Other Assets Over Liabilities: 0.1%                         829,933
----------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $17.443 per share
based on 49,652,124 shares issued
and outstanding                                        $866,073,765
----------------------------------------------------------------------

Components of Net Assets at December 31, 2000:
----------------------------------------------------------------------
Common Stock, par value $.01 per share,
100,000,000 authorized shares                         $     496,521
Paid in capital in excess of par value
of shares issued                                        702,867,019
Undistributed net investment income **                    1,359,234
Accumulated net realized gain on investments             36,595,596
Net unrealized appreciation of investments
and foreign currencies                                  124,755,395
----------------------------------------------------------------------

Total Net Assets                                       $866,073,765
----------------------------------------------------------------------


*    Non income producing security.
** Undistributed net investment income includes net realized gain (loss) on foreign currencies. Net realized gain (loss) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
ACES - Automatic Common Exchange Security
ADR  - American Depositary Receipt

See accompanying notes to financial statements.

                              Equity-Income Fund 4

Lincoln National Equity-Income Fund, Inc.
Statement of Operations
Year ended December 31, 2000

Investment income:
 Dividends                                                $ 12,455,036
----------------------------------------------------------------------------
 Interest                                                    1,716,627
----------------------------------------------------------------------------
  Total investment income                                   14,171,663
----------------------------------------------------------------------------
Expenses:
 Management fees                                             6,138,123
----------------------------------------------------------------------------
 Accounting fees                                               338,815
----------------------------------------------------------------------------
 Printing and postage                                           71,659
----------------------------------------------------------------------------
 Custody fees                                                   61,036
----------------------------------------------------------------------------
 Professional fees                                              32,925
----------------------------------------------------------------------------
 Directors fees                                                  4,200
----------------------------------------------------------------------------
 Other                                                          45,930
----------------------------------------------------------------------------
                                                             6,692,688
----------------------------------------------------------------------------
 Less expenses paid indirectly                                  (7,591)
----------------------------------------------------------------------------
  Total expenses                                             6,685,097
----------------------------------------------------------------------------
Net investment income                                        7,486,566
----------------------------------------------------------------------------

Net realized and unrealized gain on investments
and foreign currency:
 Net realized gain on:
 Investment transactions                                    53,580,587
----------------------------------------------------------------------------
  Foreign currency transactions                                 18,333
----------------------------------------------------------------------------
  Net realized gain on investments
  and foreign currency transactions                         53,598,920
----------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of:
  Investments                                               17,872,377
----------------------------------------------------------------------------
  Foreign currency                                               1,849
----------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments and foreign currency                          17,874,226
----------------------------------------------------------------------------
 Net realized and unrealized gain on investments
 and foreign currency                                       71,473,146
----------------------------------------------------------------------------
Net increase in net assets resulting from operations      $ 78,959,712
----------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                        Year ended     Year ended
                                                        12/31/00       12/31/99
                                                      ------------------------------
Changes from operations:
 Net investment income                                $   7,486,566    $   8,778,015
------------------------------------------------------------------------------------
 Net realized gain on investment
 and foreign currency transactions                       53,598,920      217,473,962
------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 on investments and foreign currency                     17,874,226     (167,842,006)
------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                78,959,712       58,409,971
------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                   (6,163,998)      (7,883,950)
------------------------------------------------------------------------------------
Net realized gain on investment transactions           (233,972,872)     (40,297,143)
------------------------------------------------------------------------------------
  Total distributions to shareholders                  (240,136,870)     (48,181,093)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                36,492,568      (11,447,219)
------------------------------------------------------------------------------------
 Total decrease in net assets                          (124,684,590)      (1,218,341)
------------------------------------------------------------------------------------

Net Assets, beginning of year                           990,758,355      991,976,696
------------------------------------------------------------------------------------
Net Assets, end of year                               $ 866,073,765    $ 990,758,355
------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                              Equity-Income Fund 5

Lincoln National Equity-Income Fund, Inc.
Financial Highlights
(Selected data for each capital share outstanding throughout the year)

                                             Year ended December 31,
                                             2000(2)      1999(2)      1998(2)     1997        1996
                                             --------------------------------------------------------------
Net asset value, beginning of year           $     22.047 $     21.715 $    20.118 $    15.780 $    13.507

Income from investment operations:
   Net investment income                            0.164        0.189       0.282       0.229       0.288
   Net realized and unrealized gain
      on investments and foreign currency           1.583        1.204       2.204       4.511       2.451
                                             --------------------------------------------------------------
   Total from investment operations                 1.747        1.393       2.486       4.740       2.739
                                             --------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income            (0.125)      (0.171)     (0.460)   --            (0.288)
   Distributions from net realized gain on
       investment transactions                     (6.226)      (0.890)     (0.429)     (0.402)     (0.178)
                                             --------------------------------------------------------------
Total dividends and distributions                  (6.351)      (1.061)     (0.889)     (0.402)     (0.466)
                                             --------------------------------------------------------------
Net asset value, end of year                 $     17.443 $     22.047 $    21.715 $    20.118 $    15.780
                                             --------------------------------------------------------------

Total Return(1)                                    10.62%        6.27%      12.73%      30.67%      19.81%

Ratios and supplemental data:
   Ratio of expenses to average net assets          0.79%        0.79%       0.79%       1.02%       1.08%
   Ratio of net investment income
       to average net assets                        0.89%        0.86%       1.40%       1.46%       1.99%
   Portfolio Turnover                                143%         191%         29%         18%         22%

   Net assets, end of year (000 omitted)        $866,074     $990,758    $991,977     $811,070   $457,153

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).
(2)  Per share information was based on the average shares outstanding method.

See accompanying notes to financial statements.

                              Equity-Income Fund 6

Lincoln National Equity-Income Fund, Inc.

Notes to Financial Statements

December 31, 2000

The Fund: Lincoln National Equity-Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln National Life Insurance Company of New York (the "Companies") for allocation to their variable products and variable universal life products.

The Fund's investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The Fund invests mostly in high-income stocks and some high-yielding bonds.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2000, the custodial fees offset agreement amounted to $7,591.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of 0.75% of the

                              Equity-Income Fund 7
first $500 million on the average daily net assets of the Fund and 0.70% of the excess over $500 million. The sub-advisor, Fidelity Investments, is paid directly by the Advisor.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. In return for these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 2000 are as follows:

     Aggregate         Aggregate          Gross            Gross            Net
     Cost of           Proceeds           Unrealized       Unrealized       Unrealized
     Purchases         From Sales         Appreciation     Depreciation     Appreciation
     ------------------------------------------------------------------------------------
     $1,177,031,789    $1,350,973,274     $156,017,235     $(31,259,964)    $124,757,271

4. Supplemental Financial Instrument Information

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At December 31, 20 00, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. Summary of Changes From Capital Share Transactions

                                             Shares Issued Upon                                    Net Increase (Decrease)
                      Capital                Reinvestment of          Capital Shares               Resulting From Capital
                      Shares Sold            Dividends                Redeemed                     Share Transactions
                      ------------------------------------------------------------------------------------------------------
                      Shares   Amount        Shares     Amount        Shares       Amount          Shares      Amount
                      ------------------------------------------------------------------------------------------------------
Year ended
 December 31, 2000:   1,357,421 $24,001,933  14,939,570 $240,136,870  (11,584,262) $(227,646,235)  4,712,729   $ 36,492,568

Year ended
December 31, 1999:    1,809,799  40,435,319   2,108,094   48,181,093   (4,659,377)  (100,063,631)   (741,484)   (11,447,219)

7. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

                              Equity-Income Fund 8

Lincoln National Equity-Income Fund, Inc.
Report of Ernst &Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Equity-Income Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Equity-Income Fund, Inc. (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Equity-Income Fund, Inc. at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ ERNST & YOUNG

Philadelphia, Pennsylvania
February 5, 2001


                              Equity-Income Fund 9